UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Institutional Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.7%
AUSTRALIA 6.5%
DIVERSIFIED 2.9%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group	4,532,543	4,084,679
GPT Group	2,510,051	8,112,111
Stockland	1,384,515	4,216,400
		16,413,190
OFFICE 0.5%
Commonwealth Property Office Fund	2,811,422	2,868,527
RETAIL 3.1%
Westfield Group	1,672,875	15,301,040
Westfield Retail Trust	1,033,439	2,761,858
		18,062,898
TOTAL AUSTRALIA		37,344,615
BERMUDA 0.5%
HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	290,934	2,967,527
BRAZIL 1.6%
OFFICE 0.7%
BR Properties SA	298,319	3,830,616
RESIDENTIAL 0.4%
MRV Engenharia e Participacoes SA	360,831	2,559,786
RETAIL 0.5%
BR Malls Participacoes SA	228,023	2,971,687
TOTAL BRAZIL		9,362,089
CANADA 3.7%
OFFICE 1.7%
Brookfield Office Properties (USD)	570,178	9,949,606

	Number of Shares	Value
RESIDENTIAL 0.5%
Boardwalk REIT	47,565	$2,722,905
RETAIL 1.5%
Primaris Retail REIT	56,942	1,235,375
RioCan REIT	261,901	7,097,282
		8,332,657
TOTAL CANADA		21,005,168
FRANCE 4.2%
DIVERSIFIED 1.4%
Gecina SA	35,916	3,752,577
ICADE	48,854	4,358,322
		8,110,899
RETAIL 2.8%
Unibail-Rodamco	79,983	15,995,662
TOTAL FRANCE		24,106,561
GERMANY 1.3%
RESIDENTIAL
Deutsche Wohnen AG	501,253	7,407,212
HONG KONG 15.5%
DIVERSIFIED 9.1%
Agile Property Holdings Ltd.	1,127,000	1,298,897
China Resources Land Ltd.	993	1,706
Hang Lung Properties Ltd.	2,345,000	8,606,280
Henderson Land Development Co., Ltd.	464,000	2,548,383
Hysan Development Co., Ltd.	35,000	139,269
Kerry Properties Ltd.	903,498	4,060,508
Sino Land Co., Ltd.	4,189,400	6,689,618
Sun Hung Kai Properties Ltd.	1,592,019	19,783,510
Wharf Holdings Ltd.	1,733,629	9,420,987
		52,549,158

	Number of Shares	Value
HOTEL 0.5%
Shangri-La Asia Ltd.	1,195,992	$2,608,972
OFFICE 2.6%
Hongkong Land Holdings Ltd. (USD)	2,572,600	14,946,806
RESIDENTIAL 2.3%
China Overseas Land & Investment Ltd.	3,855,360	7,317,963
Country Garden Holdings Co.	14,996,001	5,773,969
		13,091,932
RETAIL 1.0%
Link REIT	1,546,000	5,753,540
TOTAL HONG KONG		88,950,408
INDIA 0.3%
RETAIL
Phoenix Mills Ltd.	478,735	1,945,669
INDONESIA 0.2%
RETAIL
Ciputra Development Tbk PT	15,186,500	1,195,787
JAPAN 5.9%
DIVERSIFIED 4.4%
Mitsubishi Estate Co., Ltd.	540,000	9,629,576
Mitsui Fudosan Co., Ltd.	600,334	11,481,560
Nomura Real Estate Holdings	253,500	4,468,485
		25,579,621
OFFICE 1.0%
Nippon Building Fund	592	5,621,747
RESIDENTIAL 0.5%
Advance Residence Investment	1,380	2,619,282
TOTAL JAPAN		33,820,650

	Number of Shares	Value
NETHERLANDS 1.2%
RETAIL
Corio NV	44,863	$2,366,426
Eurocommercial Properties NV	120,634	4,570,871
		6,937,297
NORWAY 0.2%
OFFICE
Norwegian Property ASA	596,695	930,445
PHILIPPINES 1.5%
DIVERSIFIED 0.3%
Ayala Land	4,183,100	2,021,645
RETAIL 1.2%
SM Prime Holdings	17,429,613	6,860,614
TOTAL PHILIPPINES		8,882,259
SINGAPORE 4.4%
DIVERSIFIED 1.0%
CapitaLand Ltd.	2,394,000	5,941,911
INDUSTRIAL 1.4%
Global Logistic Properties Ltd.(c)	4,570,000	7,998,091
OFFICE 0.8%
CapitaCommercial Trust	4,631,000	4,494,507
RETAIL 1.2%
CapitaMall Trust	3,000,000	4,307,705
CapitaMalls Asia Ltd.	2,197,000	2,857,559
		7,165,264
TOTAL SINGAPORE		25,599,773

	Number of Shares	Value
SWEDEN 1.7%
OFFICE
Castellum AB	206,560	$2,602,373
Fabege AB	804,752	6,939,614
		9,541,987
UNITED KINGDOM 4.8%
DIVERSIFIED 3.8%
British Land Co., PLC	1,069,038	8,205,941
Hammerson PLC	923,419	6,138,452
Land Securities Group PLC	648,555	7,494,957
		21,839,350
OFFICE 1.0%
Derwent London PLC	208,142	5,809,512
TOTAL UNITED KINGDOM		27,648,862
UNITED STATES 43.2%
DIVERSIFIED 2.9%
American Assets Trust	119,923	2,734,244
Vornado Realty Trust	166,947	14,056,938
		16,791,182
HEALTH CARE 3.7%
HCP	142,275	5,614,171
Ventas	277,170	15,826,407
		21,440,578
HOTEL 3.8%
Hersha Hospitality Trust	460,724	2,515,553
Host Hotels & Resorts	616,803	10,127,905
Hyatt Hotels Corp., Class A(c)	146,086	6,240,794
Starwood Hotels & Resorts Worldwide	51,353	2,896,823
		21,781,075

	Number of Shares	Value
INDUSTRIAL 3.4%
First Industrial Realty Trust(c)	365,900	$4,518,865
ProLogis	421,894	15,196,622
		19,715,487
OFFICE 6.2%
Alexandria Real Estate Equities	90,100	6,589,013
BioMed Realty Trust	77,288	1,466,926
Boston Properties	40,825	4,286,217
Douglas Emmett	135,814	3,097,917
Kilroy Realty Corp.	126,986	5,918,818
Liberty Property Trust	119,254	4,259,753
SL Green Realty Corp.	127,382	9,878,474
		35,497,118
RESIDENTIAL 7.3%
APARTMENT 6.5%
Apartment Investment & Management Co.	251,188	6,633,875
AvalonBay Communities	41,880	5,919,738
Colonial Properties Trust	132,772	2,885,136
Education Realty Trust	386,709	4,191,925
Equity Residential	230,552	14,437,166
UDR	121,270	3,239,122
		37,306,962
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	61,391	4,281,408
TOTAL RESIDENTIAL		41,588,370
SELF STORAGE 3.8%
CubeSmart	278,301	3,311,782
Extra Space Storage	212,886	6,128,988
Public Storage	90,030	12,439,445
		21,880,215

	Number of Shares	Value
SHOPPING CENTER 11.4%
COMMUNITY CENTER 2.6%
Regency Centers Corp.	136,229	$6,059,466
Tanger Factory Outlet Centers	145,969	4,339,658
Weingarten Realty Investors	173,156	4,576,513
		14,975,637
REGIONAL MALL 8.8%
General Growth Properties	653,042	11,095,184
Simon Property Group	239,052	34,825,095
Taubman Centers	60,621	4,422,302
		50,342,581
TOTAL SHOPPING CENTER		65,318,218
SPECIALTY 0.7%
DuPont Fabros Technology	167,828	4,103,395
TOTAL UNITED STATES		248,115,638
TOTAL COMMON STOCK (Identified cost—$463,279,904)		555,761,947
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)	5,350,106	5,350,106
Federated Government Obligations Fund, 0.01%(d)	5,350,096	5,350,096
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,700,202)		10,700,202

		Value
TOTAL INVESTMENTS (Identified cost—$473,980,106)	98.6%	$566,462,149

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	8,139,636

NET ASSETS (Equivalent to $20.61 per share based on 27,882,832 shares of common stock outstanding)	100.0%	$574,601,785

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven day yield of the fund.

Sector Summary	% of Net Assets
Diversified	25.8%
Office	16.4
Retail	13.0
Residential	12.3
Shopping Center	11.4
Industrial	4.8
Hotel	4.8
Self Storage	3.8
Health Care	3.7
Other	3.3
Specialty	0.7
100.0%

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$555,761,947	$555,761,947	$—	$—	(a)
Money Market Funds	10,700,202	—	10,700,202	—
Total Investments	$566,462,149	$555,761,947	$10,700,202	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$473,980,106
Gross unrealized appreciation	$95,457,339
Gross unrealized depreciation	(2,975,296)
Net unrealized appreciation	$92,482,043

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 25, 2012